Midas Perpetual Portfolio, Inc.

11 Hanover Square

New York, NY 10005

January 2, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA EDGAR

Re:	Midas Perpetual Portfolio, Inc. (File Nos. 002-57953 and 811-02474)
Rule 497(j) Certification

Dear Sir or Madam:

Pursuant to section (j) of Rule 497 under the Securities Act of 1933, as amended, Midas Perpetual Portfolio, Inc. (the "Registrant") hereby certifies:

1.

The forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 69 ("Amendment No. 69") to the Registrant's Registration Statement on Form N-1A; and

2.	Amendment No. 69 has been filed electronically.

        Should you have any questions or require additional information, please contact me directly at 1-212-480-6432.

Sincerely,

MIDAS PERPETUAL PORTFOLIO, INC.

/s/ John F. Ramirez

By: John F. Ramirez

Chief Compliance Officer